Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 78.1%
Debt Funds - 16.9%
MFS Total Return Bond Series, Class I *	931,714	$10,873,102
Equity Funds - 61.2%
LVIP American Century Value Fund, Class II	480,683	6,137,836
MFS Growth Series*	142,768	9,755,304
MFS Variable Insurance Trust II - MFS Research International Portfolio*	91,530	1,815,947
MFS VIT II - International Intrinsic Value Portfolio, Class I*	103,568	3,674,608
MFS VIT II Blended Research Core Equity Portfolio, Class I*	71,363	4,274,659
Putnam VT Large Cap Growth Fund*	302,835	5,563,078
Putnam VT Large Cap Value Fund*	234,568	8,036,316
Total Equity Funds		39,257,748
Total Variable Insurance Trusts
(Cost - $38,032,412)		50,130,850
Exchange Traded Funds - 17.0%
Debt Funds - 6.5%
iShares 1-5 Year Investment Grade Corporate Bond ETF	33,981	1,802,013
iShares Core U.S. Aggregate Bond ETF	24,041	2,410,110
Total Debt Funds		4,212,123
Equity Funds - 10.5%
iShares Core MSCI EAFE ETF	48,993	4,277,579
iShares Core MSCI Emerging Markets ETF	9,265	610,748
iShares Core S&P Small-Cap ETF	15,430	1,833,547
Total Equity Funds		6,721,874
Total Exchange Traded Funds
(Cost - $8,957,328)		10,933,997
Short-Term Investments - 4.9%
Money Market Funds - 4.9%
Dreyfus Government Cash Management, 4.04%(a)	2,991,793	2,991,793
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(a)	183,093	183,093
Total Short-Term Investments (Cost - $3,174,886)		3,174,886
Total Investments - 100.0%
(Cost - $50,164,626)		$64,239,733
Other Assets Less Liabilities - Net (0.0)%†		(22,416)
Total Net Assets - 100.0%		$64,217,317

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.